Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net earnings	$ 137,585	$ 128,574
Foreign currency translation loss	(185)	(13,087)
Unrealized (loss) / gain on interest rate swaps, net of tax	(4,073)	129
Pension liability adjustments, net of tax	(811)	1,638
Comprehensive earnings	132,516	117,254
Less: Comprehensive earnings attributable to non-controlling interests	35,559	37,657
Comprehensive earnings attributable to Company	$ 96,957	$ 79,597